[CULLEN VALUE FUND LOGO]

                         A series of Cullen Funds Trust

                                 ANNUAL REPORT

                                 June 30, 2002

July 2002

Dear Shareholders,

The Cullen Value Fund was +7.99% for the first half of 2002 as compared to -13.22% for the S&P 500 Index and -25.18% for the Nasdaq Composite. The Fund's one-year performance was +5.52% versus -18.04% for the S&P 500 Index and -32.53% for the Nasdaq Composite. Since its inception the fund was +19.93% as compared to -30.15% for the S&P 500 Index and -62.89% for the Nasdaq Composite.

The market environment continues to be difficult as the excesses of the 1990's tech bubble unwind. Currently, the market is down 38% from its high two years ago. In the past when markets have gone down this sharply over such a long period of time, it usually has indicated that the worst was over.

In post bubble markets, value investing tends to do very well as investors become more risk adverse and focus on investing disciplines like price/earnings and price/book. At the present time the Fund's portfolio is selling at 12x earnings and 2x book value versus 26x earnings and 4x book value for the S&P 500 Index.

We at Cullen Capital Management thank you for your interest in the Fund. Please do not hesitate to contact us if you have any questions.


                                /s/ James P. Cullen

                                James P. Cullen
                                President

The above outlook reflects the opinions of James P. Cullen, President of Cullen Value Fund, and is subject to change. Any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown include reinvestment of dividends and reflect contracted fee waivers in effect. In the absence of fee waivers returns would be reduced. The S&P 500 and Nasdaq Composite Indices are unmanaged indices commonly used to measure performance of U.S. stocks. The returns of these indexes do not reflect any fees or expenses. You cannot invest directly in an index.

For use only when accompanied or preceded by a prospectus.
Quasar Distributors, LLC, distributor.  08/02

FUND PERFORMANCE

            Cullen Value Fund       S&P 500
            -----------------       --------
7/1/2000         $10,000            $10,000
7/31/2000        $10,360             $9,844
8/31/2000        $10,610            $10,455
9/30/2000        $10,740             $9,903
10/31/2000       $10,921             $9,862
11/30/2000       $10,290             $9,085
12/31/2000       $10,875             $9,129
1/31/2001        $11,367             $9,453
2/28/2001        $10,675             $8,591
3/31/2001        $10,374             $8,046
4/30/2001        $11,267             $8,672
5/31/2001        $11,527             $8,730
6/30/2001        $11,367             $8,518
7/31/2001        $11,337             $8,434
8/31/2001        $10,996             $7,907
9/30/2001        $10,194             $7,269
10/31/2001       $10,414             $7,408
11/30/2001       $10,815             $7,976
12/31/2001       $11,107             $8,046
1/31/2002        $11,288             $7,929
2/28/2002        $11,591             $7,776
3/31/2002        $12,336             $8,068
4/30/2002        $12,155             $7,579
5/31/2002        $12,145             $7,634
6/30/2002        $11,993             $6,981

                         Average Annual Rate of Return
                                 June 30, 2002

                                          Since
                                        Inception
                                          7/1/00    One Year
                                         --------   --------
   Cullen Value Fund                      9.52%      5.52%
   S&P 500                               (16.45)%   (18.04)%

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                       STATEMENT OF ASSETS & LIABILITIES
                              AS OF JUNE 30, 2002

ASSETS:

Investments, at value (cost of $15,232,529)                        $16,982,950
Dividends and interest receivable                                       42,789
Other assets                                                             8,678
                                                                   -----------
   Total assets                                                     17,034,417
                                                                   -----------
LIABILITIES:

Distribution fees payable                                                3,348
Accrued expenses and other liabilities                                  62,692
Cash overdraft                                                         467,397
                                                                   -----------
   Total liabilities                                                   533,437
                                                                   -----------
NET ASSETS                                                         $16,500,980
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:

Paid in capital                                                    $15,107,172
Accumulated undistributed net investment income                         45,909
Accumulated net realized loss on investments                         (402,522)
Net unrealized appreciation of investments                           1,750,421
                                                                   -----------

NET ASSETS                                                         $16,500,980
                                                                   -----------
                                                                   -----------
Shares of beneficial interest outstanding (unlimited number
  of beneficial interest authorized, $0.001 par value)               1,386,620

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                       $     11.90
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2002

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld of $5,287)                  $ 299,327
Interest                                                                38,792
                                                                     ---------
        Total investment income                                        338,119
                                                                     ---------

EXPENSES:

   Investment advisory fees                                            146,099
   Administration fees                                                  27,387
   Professional fees                                                    17,726
   Shareholder servicing fees                                           28,705
   Fund accounting fees                                                 29,023
   Distribution fees                                                    36,525
   Insurance expense                                                    22,905
   Registration and filing fees                                         21,689
   Trustees' fees and expenses                                           2,731
   Custody fees                                                          2,832
   Shareholder reports                                                   2,614
   Other expenses                                                        1,730
                                                                     ---------
   Total expenses before waiver and reimbursement from Adviser         339,966
   Expense waiver and reimbursement from Adviser                      (47,768)
                                                                     ---------
        Net expenses                                                   292,198
                                                                     ---------
NET INVESTMENT INCOME                                                   45,921
                                                                     ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

   Net realized loss on investments                                  (402,522)
   Net change in unrealized appreciation of investments              1,200,686
                                                                     ---------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     798,164
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 844,085
                                                                     ---------
                                                                     ---------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                YEAR ENDED        YEAR ENDED
                                              JUNE 30, 2002      JUNE 30, 2001
                                              -------------     --------------
OPERATIONS:

   Net investment income                       $    45,921        $    10,650
   Net realized gain (loss) on investments       (402,522)             86,053
   Net change in unrealized appreciation
     of investments                              1,200,686            549,735
                                               -----------        -----------
       Net increase in net assets
       resulting from operations                   844,085            646,438
                                               -----------        -----------

CAPITAL SHARE TRANSACTIONS:

   Proceeds from shares sold                     3,250,710         11,873,504
   Proceeds from shares issued to holders
     in reinvestment of dividends                   76,828             22,255
   Cost of shares redeemed                       (212,248)            (1,468)
                                               -----------        -----------
       Net increase in net assets from
          capital share transactions             3,115,290         11,894,291
                                               -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                --           (22,296)
   Net realized gain distributions                (76,828)                 --
                                               -----------        -----------
       Total distributions                        (76,828)           (22,296)
                                               -----------        -----------
   TOTAL INCREASE IN NET ASSETS                  3,882,547         12,518,433
                                               -----------        -----------

NET ASSETS:

   Beginning of period                          12,618,433            100,000
                                               -----------        -----------
   End of period (includes $45,909
     and $0 of undistributed net
     investment income, respectively)          $16,500,980        $12,618,433
                                               -----------        -----------
                                               -----------        -----------

                     See notes to the financial statements.


                              FINANCIAL HIGHLIGHTS

                                                YEAR ENDED        YEAR ENDED
                                              JUNE 30, 2002      JUNE 30, 2001
                                               -------------    --------------

NET ASSET VALUE - BEGINNING OF PERIOD             $11.34             $10.00
                                                  ------             ------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                            0.03               0.01
   Net realized gain and unrealized appreciation    0.59               1.35
                                                  ------             ------
       Total from investment operations             0.62               1.36
                                                  ------             ------
LESS DISTRIBUTIONS:

   Dividends from net investment income               --             (0.02)
   Distribution of net realized gains             (0.06)                 --
                                                  ------             ------
       Total distributions                        (0.06)             (0.02)
                                                  ------             ------
NET ASSET VALUE - END OF PERIOD                   $11.90             $11.34
                                                  ------             ------
                                                  ------             ------

TOTAL RETURN                                       5.52%             13.65%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (thousands)            $16,501            $12,618
Ratio of expenses to average net assets:
   Before expense reimbursement                    2.33%              3.31%
   After expense reimbursement                     2.00%              2.00%
Ratio of net investment income to
  average net assets:
   Before expense reimbursement                  (0.01%)            (1.19%)
   After expense reimbursement                     0.31%              0.12%
Portfolio turnover rate                           44.12%             29.31%

                     See notes to the financial statements.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2002

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCKS 91.1%

AIR TRANSPORT 2.2%
FedEx Corp.                                              6,900    $   368,460
                                                                  -----------
AUTOMOBILES 4.0%
Ford Cap Trust II(c)<F3>                                 8,500        478,125
General Motors Corporation                               3,400        181,730
                                                                  -----------
                                                                      659,855
                                                                  -----------
AUTO & TRUCK PARTS 2.7%
BorgWarner, Inc.                                         7,600        438,976
                                                                  -----------
BANKS  5.3%
Compass Bancshares, Inc.                                17,000        571,200
FleetBoston Financial Corporation                        9,500        307,325
                                                                  -----------
                                                                      878,525
                                                                  -----------
CEMENT 2.3%
Lafarge North America, Inc.                             11,000        386,650
                                                                  -----------
CHEMICALS 2.4%
PPG Industries, Inc.                                     6,500        402,350
                                                                  -----------
CONSUMER PRODUCTS  2.3%
Kimberly-Clark de Mexico, S.A. de C.V. ADR              28,800        384,445
                                                                  -----------
DEFENSE 7.0%
Allied Research Corporation(a)<F1>                      18,400        466,624
Northrop Grumman Corporation                             5,500        687,500
                                                                  -----------
                                                                    1,154,124
                                                                  -----------
ELECTRONICS 3.6%
Koninklijke (Royal) Philips Electronics N.V.(b)<F2>     11,900        328,440
Mercury Computer Systems, Inc.(a)<F1>                   12,500        258,750
                                                                  -----------
                                                                      587,190
                                                                  -----------
ELECTRONICS DISTRIBUTION 1.7%
Arrow Electronics, Inc.(a)<F1>                          13,600        282,200
                                                                  -----------
ENERGY 7.3%
Conoco Inc. Class A                                     11,300        314,140
Energy Partners, Ltd.(a)<F1>                            47,400        440,820
PetroChina Company Limited ADR                          20,000        439,200
                                                                  -----------
                                                                    1,194,160
                                                                  -----------
ENGINEERING & CONSTRUCTION 2.9%
Chicago Bridge & Iron Company N.V.                      17,000        479,230
                                                                  -----------
ENGINEERING, ARCHITECT, RESEARCH,
  MANAGEMENT, RELATED SERVICES 3.4%
URS Corporation                                         20,000        560,000
                                                                  -----------
ENTERTAINMENT 2.8%
Harrah's Entertainment, Inc.(a)<F1>                     10,200        452,370
                                                                  -----------
FINANCE 4.2%
Allied Capital Corporation                              16,000        362,400
Franklin Resources, Inc.                                 7,700        328,328
                                                                  -----------
                                                                      690,728
                                                                  -----------
FOOD PROCESSING 3.1%
ConAgra Foods, Inc.                                     18,700        517,055
                                                                  -----------
INSURANCE  7.1%
ACE Limited                                             10,300        325,480
AmerUs Group Company                                    13,450        498,995
The Hartford Financial Services Group, Inc.              5,800        344,926
                                                                  -----------
                                                                    1,169,401
                                                                  -----------
METALS & MINING 2.3%
Cameco Corporation                                      15,000        384,750
                                                                  -----------
NON-DEPOSITORY CREDIT INSTITUTION 6.8%
New Century Financial Corporation                       32,000      1,119,040
                                                                  -----------
OIL AND GAS EXTRACTION 3.3%
CNOOC Limited ADR(a)<F1>                                20,000        536,200
                                                                  -----------
PHARMACEUTICALS 4.4%
Merck & Co., Inc.                                        6,000        303,840
Schering-Plough Corporation                             17,100        420,660
                                                                  -----------
                                                                      724,500
                                                                  -----------
PAPER 3.7%
Sappi Limited ADR(a)<F1>                                44,000        616,880
                                                                  -----------
RAILROADS 6.3%
Canadian National Railway Company                        9,200        476,560
Canadian Pacific Railway Ltd.                           23,000        563,960
                                                                  -----------
                                                                    1,040,520
                                                                  -----------
Total Common Stock
     (cost $13,277,188)                                            15,027,609
                                                                  -----------

                                              PRINCIPAL AMOUNT       VALUE
                                              ----------------       -----
SHORT-TERM INVESTMENTS 11.8%

U.S. TREASURIES 4.8%
U.S. Treasury, 1.5700%, due 7-11-2002                 $787,656        787,656
                                                                  -----------
VARIABLE RATE DEMAND NOTES*<F4> 7.1%

American Family Demand Note, 1.4626%,
  due 12-31-2031                                       472,584        472,584
Wisconsin Corporate Central Credit Union,
  1.5100%, due 12-31-2031                              347,242        347,242
Wisconsin Electric Power Company, 1.4625%,
  due 12-31-2031                                       347,859        347,859
                                                                  -----------
                                                                    1,167,685
                                                                  -----------
          Total Short-Term Investments
            (cost $1,955,341)                                       1,955,341
                                                                  -----------
          TOTAL INVESTMENTS 102.9 %
            (cost $15,232,529)                                     16,982,950

Liabilities in excess of other assets (2.9%)                        (481,970)
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $16,500,980
                                                                  -----------
                                                                  -----------

<F1>(a) Non-income producing
<F2>(b) Foreign security
<F3>(c) Preferred security
ADR American Depository Receipts
<F4>* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. Rates shown are as of June 28, 2002.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2002

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one series of shares to investors, the Cullen Value Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. Current income is a secondary objective. The Fund commenced operations on July 1, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under supervision of the Fund's Board of Trustees. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. These policies are in conformity with accounting principles generally accepted in the United States.

e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                             YEAR ENDED          YEAR ENDED
                                           JUNE 30, 2002       JUNE 30, 2001
                                           --------------      -------------
          Shares sold                           285,664           1,100,984
          Shares reinvested                       7,127               2,038
          Shares redeemed                       (19,061)               (132)
                                              ---------           ---------
          Net increase                          273,730           1,102,890
          Shares outstanding:
            Beginning of period               1,112,890              10,000
                                              ---------           ---------
            End of period                     1,386,620           1,112,890
                                              ---------           ---------
                                              ---------           ---------
4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2002 were as follows:

                 PURCHASES                             SALES
          -------------------------        -----------------------------
          U.S. GOVERNMENT     OTHER        U.S. GOVERNMENT         OTHER
          ---------------     -----        ---------------         -----
               $0          $8,382,619            $0              $5,742,206

At June 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

          Appreciation                                         $2,672,673
          Depreciation                                          (922,252)
                                                               ----------
Net unrealized appreciation on investments                     $1,750,421
                                                               ----------
                                                               ----------

At June 30, 2002, the cost of investments for federal income tax purposes was $15,232,529.

The tax components of distributions made during the year ended June 30, 2002, undistributed ordinary income and capital loss carryovers as of June 30, 2002, and tax basis post October loss deferrals (recognized for tax purposes on July 1, 2002) are as follows:

Ordinary income distributions        $76,828
Undistributed ordinary income         45,909
Capital loss carryovers            (268,052)
Post-October losses                (134,470)

Capital loss carryovers expire in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed through June 30, 2002 to waive its fees and reimburse the Fund's other expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.

Prior to commencement of operations, the Adviser absorbed $46,422 of organizational costs. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

      Year of Expiration               Amount
      ------------------               ------
      June 30, 2004                   $114,605
      June 30, 2005                     47,768

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $36,525 pursuant to the Plan for the year ended June 30, 2002.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Cullen Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen Value Fund (comprising Cullen Funds Trust, hereafter referred to as the "Fund") at June 30, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
August 8, 2002

                               BOARD OF TRUSTEES


                                        POSITIONS HELD      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   WITH FUND           DURING PAST 5 YEARS
---------------------                   --------------      -----------------------
James P. Cullen                         Trustee             President, controlling Member and
Cullen Capital Management LLC           and President       Portfolio Manager, Cullen Capital
645 Fifth Avenue                                            Management LLC, since May 2000;
New York, NY  10022                                         President, Schafer Cullen Capital
DOB: 1938                                                   Management, Inc. a registered
                                                            investment adviser, from December
                                                            1982 to present.

Dr. Curtis J. Flanagan                  Trustee             Private investor, 1998 to present;
Cullen Capital Management LLC                               Chairman, South Florida
645 Fifth Avenue                                            Pathologists Group, prior thereto.
New York, NY  10022
DOB: 1921

Matthew J. Dodds                        Independent         Private investor, 1999 to present;
Cullen Capital Management LLC           Trustee             Vice President - Research, Schafer
645 Fifth Avenue                                            Cullen Capital Management, Inc.,
New York, NY  10022                                         from 1995 to 1999.
DOB: 1941

Robert J. Garry                         Independent         Chief Operations Officer, The Tennis
Cullen Capital Management LLC           Trustee             Network Inc., March 2000 to present;
645 Fifth Avenue                                            Senior Vice President and Chief
New York, NY  10022                                         Financial Officer, National
DOB: 1945                                                   Thoroughbred Racing Association,
                                                            1998 to 2000; Director of Finance and
                                                            Chief Financial Officer, United States
                                                            Tennis Association, prior thereto.

Stephen G. Fredericks                   Independent         Institutional Trader, Raymond James
Cullen Capital Management LLC           Trustee             & Associates, since February 2002 to
645 Fifth Avenue                                            present; Institutional Trader, ABN
New York, NY  10022                                         AMRO Inc., since January 1, 1995 to
DOB: 1942                                                   May 2001.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Cullen Value Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                           Sidley Austin Brown & Wood
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio